Financial Risk Management (Details 3) - Currency risk [member] € in Thousands, د.إ in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 AUD ($)	Mar. 31, 2023 CHF (SFr)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 AED (د.إ)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 AUD ($)	Mar. 31, 2022 CHF (SFr)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 AED (د.إ)	Mar. 31, 2022 HKD ($)	Mar. 31, 2022 SGD ($)
Cash and cash equivalents [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	$ 405	£ 69	$ 0	SFr 0	€ 44	د.إ 0	$ 0	$ 0	$ 3,435	£ 51	$ 0	SFr 0	€ 16	د.إ 0	$ 0	$ 0
Trade receivables [member]
Disclosure of financial risk management [Line Items]
Net credit exposure	28,052	85	0	0	411	0	0	0	29,093	85	0	0	222	0	0	0
Trade payables [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	(28,575)	(34)	0	0	(250)	(27)	0	0	(16,369)	(16)	0	0	(196)	(27)	(4)	0
Foreign currency loan [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	(6,059)	0	0	0	0	0	0	0	(9,389)	0	0	0	0	0	0	0
Net balance sheet exposure [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	$ (6,177)	£ 120	$ 0	SFr 0	€ 205	د.إ (27)	$ 0	$ 0	$ 6,770	£ 120	$ 0	SFr 0	€ 42	د.إ (27)	$ (4)	$ 0